Shareholder Report, Average Annual Return (Details)	12 Months Ended	45 Months Ended	60 Months Ended	72 Months Ended	78 Months Ended	99 Months Ended
	Mar. 31, 2025	Mar. 31, 2025	Mar. 31, 2025	Mar. 31, 2025	Mar. 31, 2025	Mar. 31, 2025
C000176380
Average Annual Return [Line Items]
Line Graph and Table Measure Name	GQG Partners Emerging Markets Equity Fund, Investor Shares
C000176381
Average Annual Return [Line Items]
Line Graph and Table Measure Name	GQG Partners Emerging Markets Equity Fund, Institutional Shares
C000176382
Average Annual Return [Line Items]
Line Graph and Table Measure Name	GQG Partners Emerging Markets Equity Fund, R6 Shares
C000210821
Average Annual Return [Line Items]
Line Graph and Table Measure Name	GQG Partners Global Quality Equity Fund, Investor Shares
C000210820
Average Annual Return [Line Items]
Line Graph and Table Measure Name	GQG Partners Global Quality Equity Fund, Institutional Shares
C000210819
Average Annual Return [Line Items]
Line Graph and Table Measure Name	GQG Partners Global Quality Equity Fund, R6 Shares
C000204822
Average Annual Return [Line Items]
Line Graph and Table Measure Name	GQG Partners US Select Quality Equity Fund, Investor Shares
C000204821
Average Annual Return [Line Items]
Line Graph and Table Measure Name	GQG Partners US Select Quality Equity Fund, Institutional Shares
C000204820
Average Annual Return [Line Items]
Line Graph and Table Measure Name	GQG Partners US Select Quality Equity Fund, R6 Shares
C000228650
Average Annual Return [Line Items]
Line Graph and Table Measure Name	GQG Partners Global Quality Value Fund, Investor Shares
C000228651
Average Annual Return [Line Items]
Line Graph and Table Measure Name	GQG Partners Global Quality Value Fund, Institutional Shares
C000228652
Average Annual Return [Line Items]
Line Graph and Table Measure Name	GQG Partners International Quality Value Fund, Investor Shares
C000228653
Average Annual Return [Line Items]
Line Graph and Table Measure Name	GQG Partners International Quality Value Fund, Institutional Shares
C000228654
Average Annual Return [Line Items]
Line Graph and Table Measure Name	GQG Partners US Quality Value Fund, Investor Shares
C000228655
Average Annual Return [Line Items]
Line Graph and Table Measure Name	GQG Partners US Quality Value Fund, Institutional Shares
Without Sales Load [Member] | C000176380
Average Annual Return [Line Items]
Average Annual Return, Percent	(4.29%)		11.52%			8.11%
Without Sales Load [Member] | C000176381
Average Annual Return [Line Items]
Average Annual Return, Percent	(4.06%)		11.76%			8.34%
Without Sales Load [Member] | C000176382
Average Annual Return [Line Items]
Average Annual Return, Percent	(4.11%)		11.76%			8.34%
Without Sales Load [Member] | C000210821
Average Annual Return [Line Items]
Average Annual Return, Percent	1.67%		16.56%	13.14%
Without Sales Load [Member] | C000210820
Average Annual Return [Line Items]
Average Annual Return, Percent	1.84%		16.78%	13.34%
Without Sales Load [Member] | C000210819
Average Annual Return [Line Items]
Average Annual Return, Percent	1.84%		16.77%	13.33%
Without Sales Load [Member] | C000204822
Average Annual Return [Line Items]
Average Annual Return, Percent	4.32%		19.26%		15.32%
Without Sales Load [Member] | C000204821
Average Annual Return [Line Items]
Average Annual Return, Percent	4.57%		19.44%		15.50%
Without Sales Load [Member] | C000204820
Average Annual Return [Line Items]
Average Annual Return, Percent	4.58%		19.45%		15.51%
Without Sales Load [Member] | C000228650
Average Annual Return [Line Items]
Average Annual Return, Percent	7.89%	9.11%
Without Sales Load [Member] | C000228651
Average Annual Return [Line Items]
Average Annual Return, Percent	8.10%	9.20%
Without Sales Load [Member] | C000228652
Average Annual Return [Line Items]
Average Annual Return, Percent	12.58%	6.76%
Without Sales Load [Member] | C000228653
Average Annual Return [Line Items]
Average Annual Return, Percent	12.78%	6.85%
Without Sales Load [Member] | C000228654
Average Annual Return [Line Items]
Average Annual Return, Percent	11.78%	11.52%
Without Sales Load [Member] | C000228655
Average Annual Return [Line Items]
Average Annual Return, Percent	11.90%	11.61%
MSCI Emerging Markets Index (NR) (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Index (NR) (USD)
Average Annual Return, Percent	8.09%		7.94%			5.66%
MSCI Emerging Markets Index (NR) (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Index (NR) (USD)
Average Annual Return, Percent	8.09%		7.94%			5.66%
MSCI Emerging Markets Index (NR) (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Index (NR) (USD)
Average Annual Return, Percent	8.09%		7.94%			5.66%
MSCI ACWI Index (Net) (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Index (Net) (USD)
Average Annual Return, Percent	7.15%		15.18%	10.26%
MSCI ACWI Index (Net) (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Index (Net) (USD)
Average Annual Return, Percent	7.15%		15.18%	10.26%
MSCI ACWI Index (Net) (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Index (Net) (USD)
Average Annual Return, Percent	7.15%		15.18%	10.26%
S&P 500 Index (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index (TR)
Average Annual Return, Percent	8.25%		18.59%		12.43%
S&P 500 Index (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index (TR)
Average Annual Return, Percent	8.25%		18.59%		12.43%
S&P 500 Index (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index (TR)
Average Annual Return, Percent	8.25%		18.59%		12.43%
MSCI ACWI Index (Net) (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Index (Net) (USD)
Average Annual Return, Percent	7.15%	5.46%
MSCI ACWI Index (Net) (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Index (Net) (USD)
Average Annual Return, Percent	7.15%	5.46%
MSCI ACWI ex USA Index (NR) (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI ex USA Index (NR) (USD)
Average Annual Return, Percent	6.09%	1.70%
MSCI ACWI ex USA Index (NR) (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI ex USA Index (NR) (USD)
Average Annual Return, Percent	6.09%	1.70%
S&P 500 Index (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index (TR)
Average Annual Return, Percent	8.25%	9.01%
S&P 500 Index (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index (TR)
Average Annual Return, Percent	8.25%	9.01%
MSCI ACWI Value (NR) (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Value (NR) (USD)
Average Annual Return, Percent	8.60%	6.29%
MSCI ACWI High Dividend Yield Index (Net) (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI High Dividend Yield Index (Net) (USD)
Average Annual Return, Percent	8.25%	4.82%
MSCI ACWI Value (NR) (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Value (NR) (USD)
Average Annual Return, Percent	8.60%	6.29%
MSCI ACWI High Dividend Yield Index (Net) (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI High Dividend Yield Index (Net) (USD)
Average Annual Return, Percent	8.25%	4.82%
MSCI ACWI ex USA Value Index (NR) (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI ex USA Value Index (NR) (USD)
Average Annual Return, Percent	11.35%	5.46%
MSCI ACWI ex USA High Dividend Yield Index (Net) (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI ex USA High Dividend Yield Index (Net) (USD)
Average Annual Return, Percent	14.02%	6.88%
MSCI ACWI ex USA Value Index (NR) (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI ex USA Value Index (NR) (USD)
Average Annual Return, Percent	11.35%	5.46%
MSCI ACWI ex USA High Dividend Yield Index (Net) (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI ex USA High Dividend Yield Index (Net) (USD)
Average Annual Return, Percent	14.02%	6.88%
MSCI USA Value (NR) (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI USA Value (NR) (USD)
Average Annual Return, Percent	7.14%	6.82%
MSCI USA High Dividend Yield Index (Net) (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI USA High Dividend Yield Index (Net) (USD)
Average Annual Return, Percent	6.98%	6.40%
Russell 1000 Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000 Index (USD)
Average Annual Return, Percent	7.82%	8.08%
MSCI USA Value (NR) (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI USA Value (NR) (USD)
Average Annual Return, Percent	7.14%	6.82%
MSCI USA High Dividend Yield Index (Net) (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI USA High Dividend Yield Index (Net) (USD)
Average Annual Return, Percent	6.98%	6.40%
Russell 1000 Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000 Index (USD)
Average Annual Return, Percent	7.82%	8.08%